Note 4 - Stockholders' Equity (Details 1) - Stock Options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding
Outstanding, beginning	374,800	326,040	117,110
Granted	0	52,000	321,833
Exercised	0	0	0
Expired	(20)	(3,240)	(112,903)
Outstanding, ending	374,780	374,800	326,040
Exercisable, ending		270,762	111,485
Weighted Average Exercise Price
Outstanding, beginning	$ 4.88	$ 15.00	$ 15.00
Granted	0.00	3.29	5.00
Exercised	0.00	0	0
Expired	67.50	61.00	22.50
Outstanding, ending	$ 4.88	4.88	15.00
Exercisable, ending		$ 4.88	$ 15.00